X

                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:     October 31, 2006
                                                  Estimated average burden
                                                  hours per response.......19.3
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5399
                                  ---------------------------------------------

The New America High Income Fund Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

33 Broad Street Boston MA 02109
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

Richard E. Floor, Secretary, 53 State Street, Boston MA 02109
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 617-263-6400
                                                   ----------------------------

Date of fiscal year end: 12/31
                        --------------------------
Date of reporting period: 1/1/04 - 6/30/04
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1  Report to Shareholders

THE NEW AMERICA HIGH INCOME FUND, INC.

[NEW AMERICA HIGH INCOME FUND LOGO]

SEMI-ANNUAL REPORT JUNE 30, 2004

                                                                 August 20, 2004
DEAR FELLOW SHAREHOLDER,

Sometimes no news is good news. Neither the Fund's dividend nor its net asset value ("NAV") has moved significantly during the first 6 months of the year, despite the turmoil in the fixed income market and reductions in dividends at other income funds. The year opened with the Fund's NAV at $2.19 and at the half way mark it was $2.14. Based on current earnings, the Fund continues to target the current dividend of $.0175 per month (subject to future market conditions and portfolio performance) despite the rising cost of the Fund's leverage. The annualized dividend calculated using the June 30th market price of $1.94 and the current monthly dividend was 10.8%. One significant change during the period was an increase in the market price discount from NAV of 1.4% on December 31st to 9.4% as of June 30th. We cannot say for certain why there is discount on our Fund's shares and on those of some other income funds, however discount and premium levels do tend to fluctuate. Over the longer term, the key issue is not the short term swings in the discount or premium, but the quality and earning power of the underlying portfolio.

As always we remind you, leverage is a two-edged sword. Usually when the market declines our NAV will decline more rapidly than the market and the reverse is generally true in a bull market. In addition, rising interest rates increase the cost of the Fund's leverage, reducing the income spread benefit to the dividend. Despite the reduced spread between the cost of the leverage and the earnings on the portfolio assets, the leverage is still an important contributor to the Fund's dividend. The increase in the cost of the leverage due to rising interest rates is partially offset by the Fund's current interest rate swap position. As rates rise, we expect new high yield bonds with higher coupons to be issued which should also help mitigate the increasing cost of the leverage.

The mutual fund industry has been rocked with scandals involving a number of companies who were believed to be above such shenanigans. In this environment, it bears remembering that as a closed end fund, our shares trade on a stock exchange, so the Fund does not have the problems of trading after a 4 p.m. pricing deadline. Shareholders who attempt to profit by market timing are trading with other shareholders, so have no direct impact on the portfolio management. The Fund's Board and staff do not have any financial interest in the Fund's investment adviser, which does not have any representation on the Board. The Board is free to change investment advisers and has done so in the recent past. In addition, all of the Fund's officers and directors are shareholders.

Below you will find our investment adviser, T. Rowe Price's, market outlook and their strategy for the investment management of the Fund.

HIGH YIELD MARKET UPDATE

The high yield market got off to a strong start in the first three months of the year only to cool quickly in the second quarter and forfeit some of its early gains following a swift rise in interest rates. U.S. Treasury bonds set the tempo for fixed income markets in general over the first six months of 2004. The ten year government bond began the year at a yield of 4.24% and closed out the first six months yielding 4.58%. Despite what was just a 34 basis point (0.34%) increase in yield from the beginning of the year to the half-way point, action in Treasuries over the first six months was quite dramatic. The rate on the benchmark ten year government bond fell as low as 3.68% by mid-March and ended the first quarter at a yield of 3.83%. By the second quarter, Treasury rates began to reflect concerns that an expanding U.S. economy was bringing with it the specter of inflation, and the yield on the ten year bond spiked as high has 4.87% by mid-June. On the last day of the second quarter, the Federal Open Market Committee hiked the Fed Funds rate a quarter point to 1.25%, its first rate increase in four years.

Despite the heady action in Treasuries throughout the first six months, the damage to high yield bonds from the trend to higher interest rates was limited by two factors; a tendency for lower quality bonds to exhibit less interest rate sensitivity, and a positive credit environment for most companies. As measured by the CS First Boston High Yield Index, the market delivered a 2.66% gain in the first quarter, but lost .19% in the next three months. May was particularly challenging, with the market down 1.58%. By the same measure, the high yield market has delivered a 2.47% return over the first six months of 2004, but stands up an impressive 11.75% over the trailing 12 month period ended June 30th.

The downside of the high yield market's strong relative showing in the first half of the year has been a continued decrease in the difference or spread between the yields on high yield debt and those on Treasury instruments. Spreads narrowed about 50 basis points for the June quarter, to about 450 basis points over comparable government bonds. Valuations for the lowest rated high yield bonds seem particularly rich, with spreads for CCC-rated issues more than 200 basis points below long term historical averages. For the June quarter, CCC's sharply outperformed higher quality sectors of the market, with interest rate sensitive BB-rated bonds generating the biggest negative returns. For the balance of the year, we anticipate that continued evidence of economic strength will lead to more tightening from the Fed and higher interest rates across the Treasury curve.

STRATEGY REVIEW

We have had two overriding goals over the last six months; preserving the portfolio's ability to maintain its current dividend in a low coupon environment, and protecting the Fund's principal from the negative effects of higher interest rates. It has been a challenge in a market that for several months allowed many high yield borrowers to successfully price new deals with coupons below 7%, as bonds at these rates bring us short of our dividend goal and are likely to depreciate sharply in a rising rate environment. Our approach to this problem has been to overweight single-B rated issues relative to the high yield debt market as a whole and to favor high coupon bonds trading at a premium to their par values. These premium bonds still offer generous income and should afford some protection from the negative effects of rising rates. As with any strategy there are drawbacks. While these bonds should satisfy the current dividend stream, they will under-perform lower coupon issues should interest rates move lower rather than, as we expect, higher. With an economy growing around 4% and the first of what are anticipated to be several rate increases from the Federal Reserve, we think it's appropriate to sacrifice some capital appreciation potential to focus on income and capital preservation.

Fortunately, the upward trend in Treasury rates since the beginning of the year has brought with it at least one benefit - more attractive coupons on new high yield issues. Throughout the second quarter we enthusiastically bought a number of new credits with coupons of 9% and higher. And though scarcer than we'd prefer, we continue to find previously issued bonds that carry yields high enough to satisfy the Fund's dividend, and should the current economic climate continue, possibly deliver some capital appreciation.

We anticipate remaining overweight in single-B rated debt into the second half of the year. We believe that at this stage of the credit cycle, medium quality high yield companies have more potential for credit improvement than companies in the lower quality (CCC-rated) tiers. Bond prices tend to move inversely with changes in interest rates, and generally, the lower the coupon, the greater the sensitivity to changes in rates a bond will exhibit. We think single-B rated issues offer greater insulation against the effects of rising rates versus higher quality (BB-rated) issues, though we are intrigued by some of the lower coupon BB-rated bonds that have traded down eight to ten percent due to rising rates. We still think it is too early to move to a neutral weighting in BB's, but if the move to higher rates that we forecast takes shape, we expect this sector will eventually represent a compelling relative value. Overall, the second half of 2004 does not look to be much better than the first six months of the year, but the period of transition could eventually set the stage for potentially attractive high yield returns in 2005.

Thank you for your continued interest in the Fund.

Sincerely,

/s/ Robert F. Birch                               /s/ Mark Vaselkiv
Robert F. Birch                                   Mark Vaselkiv
President                                         Vice President
The New America High Income Fund, Inc.            T. Rowe Price Associates, Inc.


THE VIEWS EXPRESSED IN THIS UPDATE ARE AS OF THE DATE OF THIS LETTER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. THE FUND AND THE ADVISER DISCLAIM ANY DUTY TO UPDATE THESE VIEWS, WHICH MAY NOT BE RELIED UPON AS INVESTMENT ADVICE. IN ADDITION, REFERENCES TO SPECIFIC COMPANY SECURITIES SHOULD NOT BE REGARDED AS INVESTMENT RECOMMENDATIONS.

                     The New America High Income Fund, Inc.

SCHEDULE OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)
(Dollar Amounts in Thousands)

                                                          MOODY'S
PRINCIPAL                                                  RATING         VALUE
AMOUNT/UNITS                                            (UNAUDITED)    (NOTE 1(a))
----------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- 157.51% (d)

AEROSPACE AND DEFENSE -- 4.23%
$      850   Aviall, Inc., Senior Notes,
               7.625%, 07/01/11                         B1            $        884
       250   BE Aerospace, Inc., Senior
               Subordinated Notes,
               8%, 03/1/08                              Caa3                   232
       450   BE Aerospace, Inc., Senior
               Subordinated Notes,
               9.50%, 11/01/08                          Caa3                   438
       550   BE Aerospace, Inc., Senior
               Subordinated Notes,
               8.875%, 05/01/11                         Caa3                   514
     2,500   GenCorp, Inc., Senior
               Subordinated Notes,
               9.50%, 08/15/13                          B2                   2,600
       600   Sequa Corporation, Senior Notes,
               9%, 08/01/09                             B1                     639
       650   Transdigm, Inc., Senior
               Subordinated Notes,
               8.375%, 07/15/11                         B3                     669
     2,650   Vought Aircraft Industries, Inc.,
               Senior Notes, 8%, 07/15/11 (g)           B2                   2,517
                                                                      ------------
                                                                             8,493
                                                                      ------------
AUTOMOBILE -- 5.44%
       175   Adesa, Inc., Senior
               Subordinated Notes,
               7.625%, 06/15/12                         B1                     176
       700   Asbury Automotive Group, Inc.,
               Senior Subordinated Notes,
               8%, 03/15/14                             B3                     668
       675   Autocam Corporation, Senior
               Subordinated Notes,
               10.875%, 06/15/14 (g)                    B3                     655
        75   Collins & Aikman Products, Co.,
               Senior Unsecured Notes,
               10.75%, 12/31/11                         B2                      75
       590   Cummins, Inc., Senior Notes,
               9.50%, 12/01/10                          Ba2                    668
       900   Dana Corporation, Senior Notes,
               9%, 08/15/11                             Ba3                  1,053
       300   Delco Remy International, Inc.,
               Senior Subordinated Notes,
               9.375%, 04/15/12 (g)                     B3                     291
       300   Dura Operating Corporation,
               Senior Subordinated Notes,
               9%, 05/01/09                             B2                     295
$    1,150   HLI Operating Company Inc.,
               Senior Notes, 10.50%, 06/15/10           B1            $      1,294
       500   J.B. Poindexter & Co., Inc.,
               Senior Notes,
               8.75%, 03/15/14 (g)                      B1                     506
       450   MSX International, Inc., Senior
               Subordinated Notes,
               11.375%, 01/15/08                        Caa1                   351
       375   Navistar International Corp.,
               Senior Notes, 7.50%, 06/15/11            Ba3                    381
       375   RJ Tower Corporation, Senior
               Unsecured Notes,
               12%, 06/1/13                             B3                     357
     1,457   TRW Automotive Inc.,
               Senior Notes, 9.375%, 02/15/13           B1                   1,646
     1,291   TRW Automotive Inc.,
               Senior Subordinated Notes,
               11%, 02/15/13                            B2                   1,530
     1,000   Visteon Corporation, Senior
               Unsecured Notes,
               7%, 03/10/14                             Ba1                    967
                                                                      ------------
                                                                            10,913
                                                                      ------------
BEVERAGE, FOOD AND TOBACCO -- 3.64%
       281   Agrilink Foods, Inc. ,
               Senior Subordinated Notes,
               11.875%, 11/01/08                        B3                     299
     1,200   B&G Foods, Inc.,
               Senior Subordinated Notes,
               9.625%, 08/01/07                         B3                   1,221
       400   Dole Food Company, Inc.,
               Senior Notes, 8.625%, 05/01/09           B2                     421
       700   Dole Food Company, Inc.,
               Senior Notes, 8.875%, 03/15/11           B2                     740
     1,175   Le-Nature's, Inc.,
               Senior Subordinated Notes,
               10.00%, 06/15/13 (g)                     Caa1                 1,213
       400   Merisant Co.,
               Senior Subordinated Notes,
               9.50%, 07/15/13 (g)                      B3                     426
       400   Pierre Foods, Inc.,
               Senior Subordinated Notes,
               9.875%, 07/15/12 (g)                     B3                     406
     2,200   Pinnacle Foods Holding Corporation,
               Senior Subordinated Notes,
               8.25%, 12/01/13 (g)                      B3                   2,128
       450   Wornick Co., Senior Secured Notes,
               10.875%, 07/15/11 (g)                    B2                     459
                                                                      ------------
                                                                             7,313
                                                                      ------------

                     The accompanying notes are an integral
                       part of these financial statements.

                                                          MOODY'S
PRINCIPAL                                                  RATING         VALUE
AMOUNT/UNITS                                            (UNAUDITED)    (NOTE 1(a))
----------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- CONTINUED

BROADCASTING AND ENTERTAINMENT -- 6.96%
$      800   CCO Holdings, LLC, Senior
               Notes, 8.75%, 11/15/13 (g)               B3            $        776
     1,675   Charter Communications
               Holdings II, LLC, Senior
               Notes, 10.25%, 09/15/10 (g)              Caa1                 1,696
       800   Charter Communications
               Operating, LLC, Senior Notes,
               8%, 04/30/12 (g)                         B2                     776
       100   Charter Communications
               Operating, LLC, Senior Notes,
               8.375%, 04/30/14 (g)                     B2                      98
       600   Cinemark, Inc.,
               Senior Discount Notes, 9.75%,
               03/15/14 (g)(h)                          Caa1                   391
        75   Cinemark USA, Inc.,
               Senior Subordinated Notes,
               9%, 02/01/13                             B3                      82
     1,650   CSC Holdings, Inc., Senior Notes,
               7.625%, 04/01/11                         B1                   1,662
       644   Echostar DBS Corporation,
               Senior Notes, 9.125%,
               01/15/09                                 Ba3                    707
       375   Echostar DBS Corporation,
               Senior Notes, 10.375%,
               10/01/07                                 Ba3                    401
       375   Insight Midwest, L.P.,
               Senior Notes, 9.75%, 10/01/09            B2                     395
       625   Insight Midwest, L.P.,
               Senior Notes, 10.50%, 11/01/10           B2                     680
       600   Mediacom Broadband LLC,
               Senior Notes, 11%, 07/15/13              B2                     636
     2,475   Quebecor Media Inc., Senior Notes,
               11.125%, 07/15/11                        B2                   2,821
       500   Spanish Broadcasting System, Inc.,
               Senior Subordinated Notes,
               9.625%, 11/01/09                         Caa1                   526
     1,625   Warner Music Group, Senior
               Subordinated Notes,
               7.375%, 04/15/14 (g)                     B3                   1,564
       656   XM Satellite Radio Inc.,
               Senior Secured Notes,
               12%, 06/15/10                            Caa1                   751
                                                                      ------------
                                                                            13,962
                                                                      ------------
BUILDING AND REAL ESTATE -- 7.39%
$    1,550   Associated Materials, Inc.,
               Senior Subordinated Notes,
               9.75%, 04/15/12                          B3            $      1,720
       625   B.F. Saul Real Estate Investment
               Trust, Senior Secured Notes,
               7.50%, 03/1/14                           B3                     619
        75   Building Materials Corporation
               of America, Senior Notes,
               7.75%, 07/15/05                          B2                      75
       150   Building Materials Corporation
               of America, Senior Notes,
               8%, 10/15/07                             B2                     150
        75   Building Materials Corporation
               of America, Senior Notes,
               8%, 12/1/08                              B2                      75
        50   Building Materials Corporation
               of America, Senior Notes,
               8.625%, 12/15/06                         B2                      50
     1,050   Collins & Aikman Floorcoverings,
               Inc., Senior Subordinated Notes,
               9.75%, 02/15/10                          B2                   1,066
       400   GEO Group, Inc., Senior Notes,
               8.25%, 07/15/13                          B1                     396
       825   Hovnanian Enterprises, Inc.,
               Senior Subordinated
               Notes, 7.75%, 05/15/13                   Ba3                    823
       750   LNR Property Corporation,
               Senior Subordinated Notes,
               7.25%, 10/15/13                          Ba3                    735
       100   LNR Property Corporation,
               Senior Subordinated Notes,
               7.625%, 07/15/13                         Ba3                    100
       775   Mobile Mini, Inc., Senior Notes,
               9.50%, 07/01/13                          B2                     837
     1,050   Norcroft Companies, L.P.,
               Senior Subordinated Notes,
               9%, 11/01/11 (g)                         B3                   1,108
       325   Omega Healthcare Investors, Inc.,
               Senior Notes,
               7%, 04/1/14 (g)                          B1                     307
       850   Riverside Forest Products Ltd.,
               Senior Notes,
               7.875%, 03/1/14 (g)                      B2                     871
     1,025   Shaw Group, Inc., Senior Notes,
               10.75%, 03/15/10                         Ba2                    999

                     The accompanying notes are an integral
                       part of these financial statements.

                                                          MOODY'S
PRINCIPAL                                                  RATING         VALUE
AMOUNT/UNITS                                            (UNAUDITED)    (NOTE 1(a))
-----------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- CONTINUED
$      750   Texas Industries, Inc., Senior Notes,
               10.25%, 06/15/11                         B1            $        838
       550   U.S. Concrete, Inc., Senior
               Subordinated Notes,
               8.375%, 04/1/14 (g)                      B3                     550
       700   WII Components, Inc., Senior
               Notes, 10%, 02/15/12 (g)                 B2                     700
       675   WCI Communities, Inc., Senior
               Subordinated Notes,
               9.125%, 05/01/12                         Ba3                    724
       975   WCI Communities, Inc., Senior
               Subordinated Notes,
               10.625%, 02/15/11                        Ba3                  1,070
       300   Williams Scotsman, Inc.,
               Senior Notes,
               9.875%, 06/01/07                         B3                     297
       650   Williams Scotsman, Inc., Senior
               Secured Notes,
               10%, 08/15/08                            B2                     705
                                                                      ------------
                                                                            14,815
                                                                      ------------
CHEMICALS, PLASTICS AND RUBBER -- 8.05%
       525   ARCO Chemical Company,
               Debentures, 10.25%, 11/01/10             B1                     538
       825   BCP Caylux Holdings
               Luxembourg S.C.A., Senior
               Subordinated Notes,
               9.625%, 06/15/14 (g)                     B3                     858
     1,650   Compass Minerals Group, Inc.,
               Senior Subordinated Notes,
               10%, 08/15/11                            B3                   1,836
       475   Ethyl Corporation, Senior Notes,
               8.875%, 05/01/10                         B2                     501
       425   Freeport McMoran Resources,
               Senior Notes, 7%, 02/15/08               Caa1                   436
       600   Huntsman International LLC,
               Senior Notes,
               9.875%, 03/01/09                         B3                     646
     1,475   Huntsman LLC, Senior
               Secured Notes,
               11.625%, 10/15/10                        B2                   1,626
       850   Invista, Senior Notes, Units,
               9.25%, 05/01/12 (g)                      B1                     854
     2,000   Koppers Inc., Senior Secured Notes,
               9.875%, 10/15/13                         B2                   2,190
$      400   Lyondell Chemical Company,
               Senior Notes, 9.50%, 12/15/08            B1            $        418
       725   Omnova Solutions, Inc.,
               Senior Secured Notes,
               11.25%, 06/1/10                          B2                     805
       525   PolyOne Corporation, Senior
               Notes, 10.625%, 05/15/10                 B3                     554
       825   Resolution Performance Products,
               LLC, Senior Notes,
               9.50%, 04/15/10                          B3                     854
       975   Rhodia S.A., Senior Notes,
               10.25%, 06/01/10 (g)                     B3                     985
     1,500   Rhodia S.A., Senior
               Subordinated Notes,
               8.875%, 06/01/11 (g)                     Caa1                 1,264
       775   Rockwood Specialities Group, Inc.,
               Senior Subordinated Notes,
               10.625%, 05/15/11                        B3                     829
       200   VWR International, Inc.,
               Senior Notes,
               6.875%, 04/15/12 (g)                     B2                     201
       725   VWR International, Inc., Senior
               Subordinated Notes,
               8%, 04/15/14 (g)                         B3                     740
                                                                      ------------
                                                                            16,135
                                                                      ------------
CONTAINERS, PACKAGING AND GLASS -- 12.75%
       700   AEP Industries, Inc., Senior
               Subordinated Notes,
               9.875%, 11/15/07                         B3                     719
       800   Ball Corporation, Senior Notes,
               6.875%, 12/15/12                         Ba3                    811
     1,675   Boise Cascade Corporation,
               Senior Notes,
               7%, 11/01/13                             Ba2                  1,708
       775   Bway Corporation, Senior
               Subordinated Notes,
               10%, 10/15/10                            B3                     808
       575   Constar International, Inc. Senior
               Subordinated Notes,
               11%, 12/01/12                            Caa1                   538
     1,300   Crown European Holdings, S.A.,
               Senior Secured Notes,
               9.50%, 03/01/11                          B1                   1,427
     1,725   Crown European Holdings, S.A.,
               Senior Secured Notes,
               10.875%, 03/01/13                        B2                   1,975

                     The accompanying notes are an integral
                       part of these financial statements.

                                                          MOODY'S
PRINCIPAL                                                  RATING         VALUE
AMOUNT/UNITS                                            (UNAUDITED)    (NOTE 1(a))
----------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- CONTINUED
$      500   Georgia-Pacific Corporation,
               Senior Notes,
               8.875%, 02/01/10                         Ba2           $        568
     2,375   Georgia-Pacific Corporation,
               Senior Notes,
               9.375%, 02/01/13                         Ba2                  2,702
       450   Graphic Packaging International, Inc.,
               Senior Notes, 8.50%, 08/15/11            B2                     481
       175   Graphic Packaging International, Inc.,
               Senior Subordinated, Notes,
               9.50%, 08/15/13                          B3                     190
       350   Greif Brothers Corporation, Senior
               Subordinated Notes,
               8.875%, 08/1/12                          B2                     376
       750   Jefferson Smurfit Corporation,
               Senior Notes, 7.50%, 06/01/13            B2                     741
     1,425   Longview Fibre Company,
               Senior Subordinated Notes,
               10%, 01/15/09                            B2                   1,539
     1,735   MDP Acquisitions PLC, Senior
               Notes, 9.625%, 10/01/12                  B3                   1,926
       378   MDP Acquisitions PLC,
               Subordinated Notes,
               15.50%, 10/01/13 (b)                     Caa1                   440
       550   Owens-Brockway Glass
               Container, Inc.,
               Senior Notes, 8.25%, 05/15/13            B3                     567
       450   Owens-Brockway Glass
               Container, Inc., Senior Secured
               Notes, 7.75%, 05/15/11                   B2                     466
       175   Owens-Brockway Glass
               Container, Inc., Senior Secured
               Notes, 8.75%, 11/15/12                   B2                     191
     1,225   Owens-Brockway Glass
               Container, Inc.,
               Senior Secured Notes,
               8.875%, 02/15/09                         B2                   1,323
     1,550   Plastipak Holdings, Inc.,
               Senior Notes,
               10.75%, 09/01/11                         B3                   1,658
     1,600   Potlatch Corporation,
               Senior Subordinated Notes,
               10%, 07/15/11                            Ba1                  1,776
       375   Silgan Holdings, Inc.,
               Senior Subordinated Notes,
               6.75%, 11/15/13                          B1                     364
$      975   Solo Cup Company, Senior
               Subordinated Notes,
               8.50%, 02/15/14 (g)                      B3            $        916
       100   Stone Container Corporation,
               Senior Notes, 9.75%, 02/01/11            B2                     110
       350   Stone Container Finance
               Company of Canada, Senior Notes,
               11.50%, 08/15/06 (g)                     B2                     353
       950   Tekni-Plex, Inc., Senior Notes,
               8.75%, 11/15/13 (g)                      B2                     907
                                                                      ------------
                                                                            25,580
                                                                      ------------
DIVERSIFIED/CONGLOMERATE MANUFACTURING -- 4.43%
       750   Aearo Company, Senior
               Subordinated Notes,
               8.25%, 04/15/12 (g)                      B3                     765
       275   AGCO Corporation, Senior Notes,
               9.50%, 05/01/08                          Ba3                    298
       850   Case New Holland Inc., Senior
               Notes, 9.25%, 08/01/11 (g)               Ba3                    897
       500   Columbus McKinnon Corporation,
               Senior Subordinated Notes,
               8.50%, 04/01/08                          Caa1                   455
       450   General Cable Corporation,
               Senior Notes, 9.50%, 11/15/10            B2                     481
       550   Manitowoc, Incorporated,
               Senior Notes, 7.125%, 11/01/13           B1                     550
     1,150   National Waterworks, Inc.,
               Senior Subordinated Notes,
               10.50%, 12/01/12                         B3                   1,294
     1,575   Rexnord Corp., Senior
               Subordinated Notes,
               10.125%, 12/15/12                        B3                   1,732
     1,625   Trimas Corp. Senior Subordinated
               Notes, 9.875%, 06/15/12                  B3                   1,731
       700   Valmont Industries, Inc., Senior
               Subordinated Notes,
               6.875%, 05/01/14 (g)                     Ba3                    686
                                                                      ------------
                                                                             8,889
                                                                      ------------
DIVERSIFIED/CONGLOMERATE SERVICE -- 2.96%
     1,425   Brand Services, Inc., Senior
               Subordinated Notes,
               12%, 10/15/12                            B3                   1,653
     1,225   Brickman Group LTD, Senior
               Subordinated Notes,
               11.75%, 12/15/09                         B2                   1,409

                     The accompanying notes are an integral
                       part of these financial statements.

                                                          MOODY'S
PRINCIPAL                                                  RATING         VALUE
AMOUNT/UNITS                                            (UNAUDITED)    (NOTE 1(a))
----------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- CONTINUED

$    1,200   Coinmach Corporation, Senior
               Notes, 9%, 02/01/10                      B2            $      1,206
     1,600   Synagro Technologies, Inc.,
               Senior Subordinated
               Notes, 9.50%, 04/01/09                   B3                   1,672
                                                                      ------------
                                                                             5,940
                                                                      ------------
ECOLOGICAL -- 1.87%
       975   Allied Waste North America, Inc.,
                   Senior Secured Notes,
                   7.875%, 04/15/13                     Ba3                  1,019
     1,625   Casella Waste Systems, Inc.,
                   Senior Subordinated Notes,
                   9.75%, 02/01/13                      B3                   1,755
       900   IESI Corporation, Senior
                   Subordinated Notes,
                   10.25%, 06/15/12                     B3                     972
                                                                      ------------
                                                                             3,746
                                                                      ------------
ELECTRONICS -- 7.28%
       325   AMI Semiconductor, Inc., Senior
               Subordinated Notes,
               10.75%, 02/01/13                         B3                     379
       325   Amkor Technology, Inc.,
               Senior Notes,
               7.125%, 03/15/11(g)                      B1                     306
       825   Amkor Technology, Inc.,
               Senior Notes,
               7.75%, 05/15/13                          B1                     780
       275   Amkor Technology, Inc.,
               Senior Notes,
               10.50%, 05/01/09                         B3                     288
       461   Avaya Inc., Senior Secured Notes,
               11.125%, 04/01/09                        B1                     541
       750   Chippac International Ltd., Senior
               Subordinated Notes, Series B,
               12.75%, 08/01/09                         B3                     801
       875   Fairchild Semiconductor
               Corporation, Senior
               10.50%, 02/01/09                         B2                     952
     1,025   Invensys PLC, Senior Notes,
               9.875%, 03/15/11 (g)                     B3                   1,022
       375   Lucent Technologies, Inc.,
               Senior Notes, 5.50%, 11/15/08            Caa1                   355
     1,150   New Asat Finance LLC,
               Senior Notes
               9.25%, 02/01/11 (g)                      B3                   1,144
$    1,075   Nortel Networks, Ltd., Senior
               Secured Notes,
               6.125%, 02/15/06                         B3            $      1,078
     1,089   ON Semiconductor Corporation,
               Senior Secured Notes,
               12%, 03/15/10                            B3                   1,280
       163   ON Semiconductor Corporation,
               Senior Secured Notes,
               13%, 05/15/08                            Caa1                   187
       975   Sanmina Scientific Corporation,
               Senior Secured Notes,
               10.375%, 01/15/10                        Ba2                  1,121
       450   Solectron Corporation,
               Senior Notes,
               9.625%, 02/15/09                         B1                     492
     1,200   Stratus Technologies, Inc.,
               Senior Notes,
               10.375%, 12/01/08 (g)                    B3                   1,230
       775   Superior Essex Communications
               LLC, Senior Notes,
               9%, 04/15/12 (g)                         B3                     748
       800   Telex Communications, Inc.,
               Senior Notes,
               11.50%, 10/15/08                         B3                     858
       975   UGS Corporation, Senior
               Subordinated Notes,
               10%, 06/01/12 (g)                        B3                   1,036
                                                                      ------------
                                                                            14,598
                                                                      ------------
FINANCE -- 1.00%
     1,100   Global Cash Access LLC, Senior
               Subordinated Notes,
               8.75%, 03/15/12 (g)                      Caa1                 1,148
       850   LaBranche & Co., Inc., Senior
               Notes, 9.50%, 05/15/09 (g)               Ba1                    850
                                                                      ------------
                                                                             1,998
                                                                      ------------
FURNISHINGS, HOUSEWARES, DURABLE CONSUMER
PRODUCTS -- .90%
       675   Fedders North America, Inc.,
               Senior Notes,
               9.875%, 03/01/14 (g)                     Caa1                   618
       475   Maax Corporation, Senior
               Subordinated Notes,
               9.75%, 06/15/12 (g)                      B3                     491
       700   Sealy Mattress Company, Senior
               Subordinated Notes,
               8.25%, 06/15/14 (g)                      Caa1                   703
                                                                      ------------
                                                                             1,812
                                                                      ------------

                     The accompanying notes are an integral
                       part of these financial statements.

                                                          MOODY'S
PRINCIPAL                                                  RATING         VALUE
AMOUNT/UNITS                                            (UNAUDITED)    (NOTE 1(a))
----------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- CONTINUED

FARMING AND AGRICULTURE -- .22%
$      150   IMC Global Inc., Senior Notes,
               10.875%, 06/01/08                        B1            $        175
       125   IMC Global Inc., Senior Notes,
               10.875%, 08/01/13                        B1                     151
       100   IMC Global Inc., Senior Notes,
               11.25%, 06/01/11                         B1                     116
                                                                      ------------
                                                                               442
                                                                      ------------
HEALTHCARE, EDUCATION AND CHILDCARE -- 6.66%
       850   Alliance Imaging, Inc., Senior
               Subordinated Notes,
               10.375%, 04/15/11                        B3                     897
       825   Alpharma, Inc., Senior Notes,
               8.625%, 05/01/11 (g)                     B3                     853
       900   Ameripath, Inc. Senior
               Subordinated Notes,
               10.50%, 04/01/13                         Caa1                   909
       300   AmerisourceBergen Corporation,
               Senior Notes,
               8.125%, 09/01/08                         Ba3                    325
       700   Biovail Corporation, Senior
               Subordinated Notes,
               7.875%, 04/01/10                         B2                     693
     1,425   Concentra Operating Corporation,
               Senior Subordinated Notes,
               9.50%, 08/15/10                          B3                   1,518
       441   Fisher Scientific International Inc.,
               Senior Subordinated Notes,
               8.125%, 05/01/12                         B2                     472
       575   Fresenius Medical Care
               Capital Trust IV,
               7.875%, 06/15/11                         Ba2                    608
     1,075   Genesis Healthcare Corporation,
               Senior Subordinated Notes,
               8%, 10/15/13 (g)                         B3                   1,105
       425   InSight Health Services Corp.,
               Senior Subordinated Notes,
               9.875%, 11/01/11                         B3                     458
       250   Inverness Medical Innovations, Inc.,
               Senior Subordinated Notes,
               8.75%, 02/15/12 (g)                      Caa1                   256
     1,000   Omnicare, Inc., Senior
               Subordinated Notes,
               8.125%, 03/15/11                         Ba2                  1,070
$    1,125   Quintiles Transnational Corp.,
               Senior Subordinated Notes,
               10%, 10/01/13                            B3            $      1,114
       450   Tenet Healthcare Corporation,
               Senior Notes, 6.50%, 06/01/12            B3                     391
       300   Tenet Healthcare Corporation,
               Senior Notes,
               7.375%, 02/01/13                         B3                     272
       400   Tenet Healthcare Corporation,
               Senior Notes,
               9.875%, 07/01/14 (g)                     B3                     406
       750   Triad Hospitals, Inc., Senior
               Subordinated Notes,
               7%, 11/15/13                             B3                     719
     1,175   Vicar Operating, Inc., Senior
               Subordinated Notes,
               9.875%, 12/01/09                         B2                   1,295
                                                                      ------------
                                                                            13,361
                                                                      ------------
HOTELS, MOTELS, INNS AND GAMING -- 12.22%
       625   American Casino & Entertainment
               Properties LLC, Senior
               Secured Notes,
               7.85%, 02/01/12 (g)                      B2                     634
     1,000   Ameristar Casinos, Inc., Senior
               Subordinated Notes,
               10.75%, 02/15/09                         B2                   1,137
       450   Argosy Gaming Company, Senior
               Subordinated Notes,
               7%, 01/15/14 (g)                         B3                     438
        75   Argosy Gaming Company, Senior
               Subordinated Notes,
               9%, 09/01/11                             B2                      83
     1,000   Boyd Gaming Corporation, Senior
               Subordinated Notes,
               6.75%, 04/15/14 (g)                      B1                     943
     1,675   Courtyard Marriott II Ltd., Senior
               Secured Notes,
               10.75%, 02/01/08                         B2                   1,679
       550   Horseshoe Gaming Holding Corp.,
               Senior Subordinated Notes,
               8.625%, 05/15/09                         B2                     574
       740   Host Marriott LP, Senior Notes,
               Series I, 9.50%, 01/15/07                Ba3                    812
     1,075   Isle of Capri Casinos, Inc., Senior
               Subordinated Notes,
               7%, 03/01/14 (g)                         B2                     997

                     The accompanying notes are an integral
                       part of these financial statements.

                                                          MOODY'S
PRINCIPAL                                                  RATING         VALUE
AMOUNT/UNITS                                            (UNAUDITED)    (NOTE 1(a))
----------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- CONTINUED

$    1,475   John Q. Hammons Hotels, LP,
               First Mortgage Notes,
               8.875%, 05/15/12                         B2            $      1,613
     3,275   La Quinta Properties, Inc.,
               Senior Notes,
               8.875%, 03/15/11                         Ba3                  3,533
       300   Majestic Star Casino, LLC,
               Senior Notes, 9.50%, 10/15/10            B2                     302
     1,500   MGM Grand, Inc., Senior Notes,
               6.875%, 02/06/08                         Ba1                  1,596
     1,100   Mohegan Tribal Gaming Authority,
               Senior Subordinated Notes,
               8%, 04/01/12                             Ba3                  1,173
     1,625   Penn National Gaming, Inc.,
               Senior Subordinated Notes,
               11.125%, 03/01/08                        B2                   1,792
       425   Premier Entertainment Biloxi LLC,
               Senior Notes,
               10.75%, 02/01/12 (g)                     B3                     447
       825   Prime Hospitality Corporation,
               Senior Subordinated Notes,
               8.375%, 05/01/12                         B2                     855
        75   Resorts International Hotel and
               Casino, Inc., Senior Notes,
               11.50%, 03/15/09                         B2                      85
       525   Station Casinos, Inc., Senior Notes,
               6%, 04/01/12                             Ba3                    507
       425   Station Casinos, Inc., Senior
               Subordinated Notes,
               6.875%, 03/01/16                         B1                     408
     3,275   Venetian Casino Resort, LLC,
               2nd Mortgage Notes,
               11%, 06/15/10                            B3                   3,770
       954   Wynn Las Vegas, LLC, Senior
               Secured Notes, 12%, 11/01/10             B3                   1,140
                                                                      ------------
                                                                            24,518
                                                                      ------------
LEISURE, AMUSEMENT AND ENTERTAINMENT -- 3.59%
       700   AMF Bowling Worldwide, Inc. Senior
               Subordinated Notes,
               10%, 03/01/10 (g)                        B3                     719
       575   Equinox Holdings, Inc.,
               Senior Notes, 9%, 12/15/09 (g)           B3                     572
$    1,075   The Hockey Company, Senior
               Secured Notes, Units,
               11.25%, 04/15/09                         Ba3           $      1,279
       775   K2 Inc., Senior Notes,
               7.375%, 07/01/14 (g)                     Ba3                    792
       225   Six Flags Inc., Senior Notes,
               9.50%, 02/01/09                          B3                     232
       600   Six Flags Inc., Senior Notes,
               9.75%, 04/15/13                          B3                     604
       800   Town Sports International, Inc.,
               Senior Notes,
               9.625%, 04/15/11                         B2                     770
     1,925   Universal City Development
               Partners, Ltd., Senior Notes,
               11.75%, 04/01/10                         B2                   2,228
                                                                      ------------
                                                                             7,196
                                                                      ------------
MACHINERY -- .28%
       550   JLG Industries, Inc., Senior
               Subordinated Notes,
               8.375%, 06/15/12                         B3                     560
                                                                      ------------
MINING, STEEL, IRON AND NON-PRECIOUS METALS -- 10.00%
        75   Algoma Steel Inc., Secured Notes,
               11%, 12/31/09                            (e)                     89
       700   Allegheny Technologies Inc.,
               Senior Notes, 8.375%, 12/15/11           B3                     709
       825   Alpha Natural Resrouces, LLC,
               Senior Notes, 10%, 06/01/12 (g)          B3                     862
     2,230   Century Aluminum Company,
               Senior Notes, 11.75%, 04/15/08           B1                   2,486
     1,375   CSN Islands VIII Corporation,
               Senior Notes,
               9.75%, 12/16/13 (g)                      B1                   1,227
     2,675   Earle M. Jorgensen Company,
               Senior Secured Notes,
               9.75%, 06/01/12                          B2                   2,929
       700   Euramax Internanational, Inc.,
               Senior Subordinated Notes,
               8.50%, 08/15/11                          B2                     732
     1,800   Gerdau Ameristeel Corporation,
               Senior Notes,
               10.375%, 07/15/11                        B2                   2,011
     1,175   IPSCO Inc., Senior Notes,
               8.75%, 06/01/13                          Ba3                  1,310
       650   Ispat Inland ULC, Senior
               Secured Notes,
               9.75%, 04/01/14 (g)                      Caa1                   673

                     The accompanying notes are an integral
                       part of these financial statements.

                                                          MOODY'S
PRINCIPAL                                                  RATING         VALUE
AMOUNT/UNITS                                            (UNAUDITED)    (NOTE 1(a))
----------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- CONTINUED

$      150   Joy Global Inc., Senior
               Subordinated Notes,
               8.75%, 03/15/12                          B1            $        166
       725   Luscar Coal Ltd., Senior Notes,
               9.75%, 10/15/11                          Ba3                    816
       675   Massey Energy Company, Senior
               Notes, 6.625%, 11/15/10                  Ba3                    673
       500   Neenah Foundry Company,
               Senior Notes, 11%, 09/30/10 (g)          B2                     530
     2,000   Peabody Energy Corporation,
               Senior Notes,
               6.875%, 03/15/13                         Ba3                  2,030
     1,155   Steel Dynamics, Inc.,
               Senior Notes, 9.50%, 03/15/09            B1                   1,276
       375   Steel Dynamics, Inc.,
               Senior Notes, 9.50%, 03/15/09 (g)                               415
     1,009   United States Steel Corporation,
               Senior Notes, 9.75%, 05/15/10            B1                   1,112
                                                                      ------------
                                                                            20,046
                                                                      ------------
OIL AND GAS -- 11.11%
     2,300   AmeriGas Partners, L.P.,
               Senior Notes, 8.875%, 05/20/11           B2                   2,450
       275   ANR Pipeline Company,
               Senior Notes, 8.875%, 03/15/10           B1                     300
       300   Chesapeake Energy Corporation,
               Senior Notes, 8.125%, 04/01/11           Ba3                    324
       875   Chesapeake Energy Corporation,
               Senior Notes, 9%, 08/15/12               Ba3                    983
     1,050   Compagnie Generale de
               Geophysique (CGG), Senior
               Notes, 10.625%, 11/15/07                 Ba3                  1,117
       600   Comstock Resources, Inc.,
               Senior Notes, 6.875%, 03/01/12           B2                     572
       425   Denbury Resources, Inc., Senior
               Subordinated Notes,
               7.50%, 04/01/13                          B2                     427
       925   Dresser, Inc., Senior Notes,
               9.375%, 04/15/11                         B2                     990
       725   El Paso Production Holding
               Company, Senior Notes,
               7.75%, 06/01/13                          B3                     669
       150   Encore Acquisition Company,
               Senior Subordinated Notes,
               8.375%, 06/15/12                         B2                     159
$    1,725   Ferrellgas Partners LP,
               Senior Notes, 8.75%, 06/15/12            B2            $      1,841
     1,000  Magnum Hunter Resources, Inc.,
               Senior Notes, 9.60%, 03/15/12            B2                   1,100
     1,025   North American Energy Partners,
               Senior Notes,
               8.75%, 12/01/11 (g)                      B2                   1,020
       200   Northwest Pipeline Corporation,
               Senior Notes, 8.125%, 03/01/10           B1                     217
       950   Petroleum Helicopters, Inc.,
               Senior Notes, 9.375%, 05/01/09           B1                     998
       775   Plains Exploration and
               Production Co., L.P., Senior
               Subordinated Notes,
               8.75%, 07/01/12                          Ba3                    839
       600   Pride International, Inc.,
               Senior Notes,
               7.375%, 07/15/14 (g)                     Ba2                    606
       300   Range Resources Corporation,
               Senior Subordinated Notes,
               7.375%, 07/15/13 (g)                     B3                     299
       375   Southern Natural Gas Company,
               Senior Notes, 8.875%, 03/15/10           B1                     409
     1,100   Stone Energy Corporation,
               Senior Subordinated Notes,
               8.25%, 12/15/11                          B2                   1,151
       850   Suburban Propane Partners, L.P.,
               Senior Notes, 6.875%, 12/15/13           B1                     827
       400   Swift Energy Company,
               Senior Notes, 7.625%, 07/15/11           B1                     403
       350   Swift Energy Company, Senior
               Subordinated Notes,
               10.25%, 08/01/09                         B2                     373
       925   Universal Compression, Inc., Senior
               Notes, 7.25%, 05/15/10                   B1                     953
       275   Westport Resources Corporation,
               Senior Subordinated Notes,
               8.25%, 11/01/11                          Ba3                    311
       175   Williams Companies, Inc.,
               Senior Notes,
               7.625%, 07/15/19                         B3                     169
     1,725   Williams Companies, Inc.,
               Senior Notes,
               8.125%, 03/15/12                         B3                   1,837

                     The accompanying notes are an integral
                       part of these financial statements.

                                                          MOODY'S
PRINCIPAL                                                  RATING         VALUE
AMOUNT/UNITS                                            (UNAUDITED)    (NOTE 1(a))
----------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- CONTINUED

$      850   Williams Companies, Inc.,
               Senior Notes,
               8.625%, 06/01/10                         B3            $        933
                                                                      ------------
                                                                            22,277
                                                                      ------------
PERSONAL, FOOD AND MISCELLANEOUS SERVICES -- 1.96%
       525   Affinity Group, Inc., Senior
               Subordinated Notes,
               9%, 02/15/12 (g)                         B3                     541
       350   Armkel LLC, Senior
               Subordinated Notes,
               9.50%, 08/15/09                          B1                     382
       625   Friendly Ice Cream Corporation,
               Senior Notes,
               8.375%, 06/15/12 (g)                     B2                     609
       425   FTD, Inc., Senior
               Subordinated Notes,
               7.75%, 02/15/14                          B3                     402
       850   O'Charleys, Inc., Senior
               Subordinated Notes,
               9%, 11/01/13                             Ba3                    884
       250   Perkins Family Restaurants, L.P.,
               Senior Notes,
               10.125%, 12/15/07                        B1                     256
       825   Worldspan, L.P., Senior Notes,
               9.625%, 06/15/11                         B2                     868
                                                                      ------------
                                                                             3,942
                                                                      ------------
PERSONAL NON-DURABLE CONSUMER PRODUCTS -- 3.42%
     1,050   American Achievement Corporation,
               Senior Notes,
               8.25%, 04/01/12 (g)                      B3                   1,066
       150   Buhrmann US, Inc., Senior
               Subordinated Notes,
               8.25%, 07/01/14 (g)                      B2                     149
       525   Chattem, Inc., Senior
               Subordinated Notes,
               7%, 03/01/14                             B2                     501
     3,000   Jostens, Inc., Senior
               Subordinated Notes,
               12.75%, 05/01/10                         B3                   3,390
     1,675   Rayovac Corporation, Senior
               Subordinated Notes,
               8.50%, 10/01/13                          B3                   1,759
                                                                      ------------
                                                                             6,865
                                                                      ------------
PERSONAL TRANSPORTATION -- 2.07%
$      800   CHC Helicopter Corporation,
               Senior Subordinated Notes,
               7.375%, 05/01/14 (g)                     B2            $        786
     1,525   Laidlaw International, Incorporated,
               Senior Notes,
               10.75%, 06/15/11                         B2                   1,666
     1,475   TravelCenters of America, Inc.,
               Senior Subordinated Notes,
               12.75%, 05/01/09                         B3                   1,711
                                                                      ------------
                                                                             4,163
                                                                      ------------
PRINTING AND PUBLISHING -- 11.64%
       325   Advanstar Communications, Inc.,
               Senior Notes,
               10.75%, 08/15/10                         B3                     359
       325   Advanstar Communications, Inc.,
               Senior Subordinated Notes,
               12%, 02/15/11                            Caa2                   346
       500   American Media Operations, Inc.,
               Senior Subordinated Notes,
               10.25%, 05/01/09                         B2                     515
       950   CanWest Media, Inc., Senior
               Subordinated Notes,
               10.625%, 05/15/11                        B2                   1,066
       150   CBD Media LLC, Senior
               Subordinated Notes,
               8.625%, 06/01/11                         B3                     159
     1,750   Dex Media East, LLC, Senior
               Subordinated Notes,
               12.125%, 11/15/12                        Caa1                 2,043
       700   Dex Media, Inc., Senior Notes,
               8%, 11/15/13 (g)                         Caa2                   672
       825   Dex Media West LLC, Senior Notes,
               8.50%,08/15/10 (g)                       B3                     907
     1,725   Dex Media West LLC, Senior Notes,
               9.875%, 08/15/13                         Caa1                 1,898
     2,245   R.H. Donnelley Inc., Senior
               Subordinated Notes,
               10.875%, 12/15/12                        B2                   2,610
       800   Hollinger International Publishing,
               Inc., Senior Notes,
               9%, 12/15/10                             B2                     924
     1,333   Hollinger Participation Trust,
               Senior Notes,
               12.125%, 11/15/10 (b)(g)                 B3                   1,553

                     The accompanying notes are an integral
                       part of these financial statements.

                                                          MOODY'S
PRINCIPAL                                                  RATING         VALUE
AMOUNT/UNITS                                            (UNAUDITED)    (NOTE 1(a))
----------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- CONTINUED

$    1,100   Houghton Mifflin Company,
               Senior Subordinated Notes,
               9.875%, 02/01/13                         B3            $      1,104
       925   Liberty Group Operating, Inc.,
               Senior Subordinated Notes,
               9.375%, 02/01/08                         Caa1                   920
     2,160   Mail-Well I Corp., Senior Notes,
               9.625%, 03/15/12                         B1                   2,333
       625   Primedia, Inc., Senior Notes,
               7.625%, 04/01/08                         B3                     620
       675   Reader's Digest Association, Inc.,
               Senior Notes,
               6.50%, 03/01/11                          Ba3                    660
     1,675   Vertis, Inc., Senior Secured Notes,
               9.75%, 04/01/09                          B2                   1,809
       650   Vertis, Inc., Senior Secured Notes,
               13.50%, 12/07/09 (g)                     Caa1                   652
     2,150   Von Hoffman Corp., Senior Notes,
               10.25%, 03/15/09                         B2                   2,209
                                                                      ------------
                                                                            23,359
                                                                      ------------
RETAIL STORES -- 1.81%
     1,200   Barneys, Incorporated,
               Senior Notes, 9%, 04/01/08               B3                   1,248
       550   Dollar Financial Group, Inc., Senior
               Notes, 9.75%, 11/15/11                   B3                     575
       100   J.Crew Intermediate, LLC,
               Senior Discount Notes,
               16%, 05/15/08 (h)                        (e)                     86
       875   J. Crew Operating Corporation,
               Senior Subordinated Notes,
               10.375%, 10/15/07                        Caa3                   888
       850   Nebraska Book Company, Inc.,
               Senior Subordinated Notes,
               8.625%, 03/15/12                         Caa1                   835
                                                                      ------------
                                                                             3,632
                                                                      ------------
TELECOMMUNICATIONS -- 14.71%
     1,822   Alamosa (Delaware) Inc.,
               Senior Notes, 11%, 07/31/10              Caa1                 1,995
       550   Alaska Communications System
               Holdings, Inc., Senior Notes,
               9.875%, 08/15/11                         B2                     572
       750   Call-Net Enterprises, Inc.,
               Senior Secured Notes
               10.625%, 12/31/08                        Caa3                   750
$      475   Centennial Cellular Operating
               Company, L.L.C., Senior Notes,
               8.125%, 02/01/14 (g)                     Caa1          $        439
       350   Centennial Cellular Operating
               Company, L.L.C., Senior Notes,
               10.125%, 06/15/13                        Caa1                   360
       500   Citizens Communications Co.,
               Senior Notes, 9.25%, 05/15/11            Baa3                   524
     1,025   Crown Castle International Corp.,
               Senior Notes, 10.75%, 08/1/11            B3                   1,151
     1,675   Eircom Funding, plc, Senior
               Subordinated Notes,
               8.25%, 08/15/13                          B1                   1,754
        75   Fairpoint Comunications, Inc.,
               Senior Notes,
               11.875%, 03/01/10                        B3                      86
       400   Fairpoint Comunications, Inc.,
               Senior Subordinated Notes,
               12.50%, 05/01/10                         Caa1                   426
       275   Inmarsat Finance, PLC,
               Senior Notes,
               7.625%, 06/30/12 (g)                     B2                     268
       900   IPC Acquisition Corporation,
               Senior Subordinated Notes,
               11.50%, 12/15/09                         B3                     972
       900   LCI International, Inc., Senior Notes,
               7.25%, 06/15/07                          Caa1                   828
     1,225   MCI, Inc., Notes,
               5.908%, 05/1/07                          (e)                  1,185
     1,625   NEXTEL Communications, Inc.,
               Senior Serial Notes,
               6.875%, 10/31/13                         B2                   1,605
     1,600   NEXTEL Communications, Inc.,
               Senior Serial Notes,
               7.375%, 08/01/15                         B2                   1,612
       825   Primus Telecommunications
               Holding, Inc., Senior Notes,
               8%, 01/15/14 (g)                         B3                     726
       975   Qwest Corporation, Senior Notes,
               9.125%, 03/15/12 (g)                     Ba3                  1,065
     3,997   Qwest Services Corp., Senior
               Subordinated Secured Notes,
               14%, 12/15/10 (g)                        Caa1                 4,647
       450   Rogers Wireless Inc., Senior
               Secured Notes,
               6.375%, 03/01/14 (g)                     Ba3                    415

                     The accompanying notes are an integral
                       part of these financial statements.

                                                          MOODY'S
PRINCIPAL                                                  RATING         VALUE
AMOUNT/UNITS                                            (UNAUDITED)    (NOTE 1(a))
----------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- CONTINUED

$    1,000   Rogers Wireless Inc., Senior
               Secured Notes,
               9.625%, 05/01/11                         Ba3           $      1,123
       400   Rural Cellular Corporation, Senior
               Secured Notes,
               8.25%, 03/15/12 (g)                      B2                     411
     1,075   Time Warner Telecom, Inc.,
               Senior Notes, 9.75%, 07/15/08            B3                   1,027
       725   Triton PCS, Inc., Senior Notes,
               8.50%, 6/01/13                           B2                     691
     1,025   TSI Telecommunications Services,
               Inc., Senior Subordinated Notes,
               12.75%, 02/01/09                         B3                   1,112
       675   UbiquiTel Operating Company,
               Senior Notes,
               9.875%, 03/01/11 (g)                     Caa1                   678
       900   US Unwired, Inc., Senior
               Secured Notes,
               10%, 06/15/12 (g)                        Caa1                   911
       390   US West Capital Funding Inc.,
               Senior Notes, 6.375%, 07/15/08           Caa2                   351
     1,775   Western Wireless Corporation,
               Senior Notes, 9.25%, 07/15/13            Caa1                 1,824
                                                                      ------------
                                                                            29,508
                                                                      ------------
TEXTILES AND LEATHER -- .48%
       375   Anvil Knitwear, Incorporated,
               Senior Notes,
               10.875%, 03/15/07                        (e)                    293
     1,075   Avondale Mills, Inc.,
               Senior Subordinated Notes,
               10.25%, 07/01/13                         B3                     661
                                                                      ------------
                                                                               954
                                                                      ------------
UTILITIES -- 10.44%
       350   The AES Corporation, Senior
               Notes, 7.75%, 03/01/14                   B2                     337
       725   The AES Corporation, Senior
               Notes, 9.375%, 09/15/10                  B2                     772
     1,550   The AES Corporation, Senior
               Secured Notes,
               9%, 05/15/15 (g)                         B1                   1,659
     1,200   Allegeny Energy Supply
               Company, LLC, Senior Notes,
               8.25%, 04/15/12 (g)                      B3                   1,179
$    1,500   CE Electric UK Funding Company,
               Senior Notes,
               6.995%, 12/30/07 (g)                     Baa3          $      1,583
     1,500   CenterPoint Energy, Inc., Senior
               Notes, 7.25%, 09/01/10                   Ba2                  1,590
       775   Dynegy Holdings, Inc., Senior
               Notes, 10.125%, 07/15/13 (g)             B3                     840
       950   Edison Mission Energy, Senior
               Notes, 9.875%, 04/15/11                  B2                     986
       125   Edison Mission Energy, Senior
               Notes, 10%, 08/15/08                     B2                     132
     1,225   Illinois Power Company, Senior
               Secured 1st Mortgage Bonds,
               11.50%, 12/15/10                         B1                   1,446
       450   Midwest Generation, LLC,
               Senior Secured Notes,
               8.75%, 05/01/34 (g)                      B1                     455
       200   NGC Corporation, Senior Notes,
               7.125%, 05/15/18                         Caa2                   154
     1,650   NRG Energy, Inc., Senior Notes,
               8%, 12/15/13 (g)                         B2                   1,671
     1,650   Orion Power Holdings, Inc.,
               Senior Notes, 12%, 05/01/10              B2                   2,013
     1,075   PSEG Energy Holdings, L.L.C.,
               Senior Notes, 8.50%, 06/15/11            Ba3                  1,150
       175   PSEG Energy Holdings, L.L.C.,
               Senior Notes, 10%, 10/01/09              Ba3                    199
     1,725   Sierra Pacific Resources, Senior
               Notes, 8.625%, 03/15/14 (g)              B2                   1,693
     1,500   Teco Energy, Inc., Senior Notes,
               7%, 05/01/12                             Ba2                  1,440
     1,575   TNP Enterprises, Inc.,
               Senior Subordinated Notes,
               10.25%, 04/01/10                         B2                   1,638
                                                                      ------------
                                                                            20,937
                                                                      ------------
             TOTAL CORPORATE DEBT SECURITIES
               (Total cost of $312,330)                                    315,954
                                                                      ------------

                     The accompanying notes are an integral
                      part of these financial statements.

                                                          MOODY'S
                                                           RATING         VALUE
SHARES                                                  (UNAUDITED)    (NOTE 1(a))
----------------------------------------------------------------------------------
PREFERRED STOCK -- .85% (d)

BANKING -- 0.00%
    57,935   WestFed Holdings, Inc.,
               Cumulative, Series A, Preferred
               Stock, 15.50% (a)(c)(f)                  (e)           $         --
                                                                      ------------
CHEMICALS, PLASTICS AND RUBBER -- .43%
     1,275   Hercules Trust II, Preferred Stock
               Unit, 6.50%                              Ba3                    865
                                                                      ------------
MINING, STEEL, IRON, NON-PRECIOUS METALS -- 0.00%
    18,000   Weirton Steel Corp., Series C
               Preferred Stock (a)(f)                   (e)                      3
                                                                      ------------
UTILIITES -- .42%
       750   TNP Enterprises, Inc.,
               Preferred Stock, 14.50%                  B3                     840
                                                                      ------------
             TOTAL PREFERRED STOCK
               (Total cost of $6,994)                                        1,708
                                                                      ------------

COMMON STOCK and WARRANTS -- 0.00% (d)

       950   Barneys, Inc., warrants
               exp. 2/1/08 (f)(g)                                               --
    27,474   WestFed Holdings, Inc.,
               Common Stock (a)(c)(f)                                           --
    10,052   WKI Holdings Common Stock
               Common Stock (c)(f)                                              --
                                                                      ------------
             TOTAL COMMON STOCK AND WARRANTS
               (Total cost of $2,295)                                           --
                                                                      ------------

                                                          MOODY'S
PRINCIPAL                                                  RATING         VALUE
AMOUNT/UNITS                                            (UNAUDITED)    (NOTE 1(a))
----------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.98% (d)
$    5,000   Citibank Credit Card Issuance Trust,
               Citiseries, Commercial Paper,
               Due 07/14/04 Discount of 1.221%          P-1           $      4,998
     5,000   New Center Asset Trust,
               Commercial Paper, Due 07/07/04
               Discount of 1.11%                        P-1                  4,999
                                                                      ------------
             TOTAL SHORT-TERM INVESTMENTS
               (Total cost of $9,997)                                        9,997
                                                                      ------------
             TOTAL INVESTMENTS
               (Total cost of $331,616)                               $    327,659
                                                                      ============

(a)  Denotes issuer is in bankruptcy proceedings.
(b) Security is a Pay-in-Kind bond. Income on this bond accrues based upon the effective interest rate.
(c) Security is valued at fair value using methods determined by the Board of Directors. The total value of these securities at June 30, 2004 was $0.
(d) Percentages indicated are based on total net assets to common shareholders of $200,592.
(e)  Not rated.
(f)  Non-income producing.
(g) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. See Note 1(a) of the Notes to Financial Statements for vaulation policy. Total market value of Rule 144A securities amounted to $75,529 as of June 30, 2004.
(h) Securities are step interest bonds. Interest on these bonds accrue based upon the effective interest rate.

                     The accompanying notes are an integral
                       part of these financial statements.

The New America High Income Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

ASSETS: (Dollars in thousands,except per share amounts)
INVESTMENTS IN SECURITIES, at value (Identified
  cost of $331,616 see Schedule of Investments
  and Notes 1 and 2)                                           $    327,659
CASH                                                                  1,277
RECEIVABLES:
  Investment securities sold                                          1,418
  Interest and dividends                                              6,661
PREPAID EXPENSES                                                        103
                                                               ------------
    Total assets                                               $    337,118
                                                               ------------
LIABILITIES:
PAYABLES:
  Investment securities purchased                              $      2,901
  Dividend on common stock                                              184
  Dividend on preferred stock                                            58
  Swap settlement payable                                               283
INTEREST RATE SWAP, at fair value (Note 6)                            2,917
ACCRUED EXPENSES (Note 3)                                               183
                                                               ------------
    Total liabilities                                          $      6,526
                                                               ------------
AUCTION TERM PREFERRED STOCK:
  $1.00 par value, 1,000,000 shares authorized,
    5,200 shares issued and outstanding,
    liquidation preference of $25,000 per share
    (Notes 4 and 5)                                            $    130,000
                                                               ------------
NETASSETS                                                      $    200,592
                                                               ============
REPRESENTED BY:
COMMON STOCK:
  $0.01 par value, 200,000,000 shares authorized,
    93,868,118 shares issued and outstanding                   $        939
CAPITAL IN EXCESS OF PAR VALUE                                      381,226
UNDISTRIBUTED NET INVESTMENT INCOME
  (Note 2)                                                            2,865
ACCUMULATED NET REALIZED LOSS FROM
  SECURITIES TRANSACTIONS (Note 2)                                 (177,564)
NET UNREALIZED DEPRECIATION ON
  INVESTMENTS AND INTEREST RATE SWAPS                                (6,874)
                                                               ------------
  NET ASSETS APPLICABLE TO COMMON STOCK
    (Equivalent to $2.14 per share, based on
    93,868,118 shares outstanding)                             $    200,592
                                                               ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED
JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME: (Note 1) (Dollars in thousands)
  Interest income                                              $     13,422
  Other income                                                          310
  Dividend income                                                        87
                                                               ------------
    Total investment income                                    $     13,819
                                                               ------------
EXPENSES:
Cost of leverage:
  Preferred and auction fees (Note 5)                          $        171
                                                               ------------
    Total cost of leverage                                     $        171
                                                               ------------
Professional services expenses:
  Management fees (Note 3)                                     $        574
  Custodian and transfer agent fees                                     150
  Legal fees (Note 8)                                                   147
  Audit fees                                                             43
                                                               ------------
    Total professional services expenses                       $        914
                                                               ------------
Administrative expenses:
  General administrative fees                                  $        222
  Directors' fees                                                        85
  NYSE fees                                                              43
  Shareholder meeting expenses                                           22
  Shareholder communications expense                                     22
  Miscellaneous expenses                                                  5
                                                               ------------
    Total administrative expenses                              $        399
                                                               ------------
    Total expenses                                             $      1,484
                                                               ------------
    Net investment income                                      $     12,335
                                                               ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT ACTIVITIES:
  Realized loss on investments, net                            $       (131)
                                                               ------------
  Net swap settlement disbursements (Note 6)                   $     (1,717)
                                                               ------------
  Change in net unrealized depreciation
    on investments                                             $     (8,717)
  Change in unrealized depreciation
    on interest rate swap agreement                                   2,423
                                                               ------------
    Total change in net unrealized depreciation
      on investments and interest rate swap                    $     (6,294)
                                                               ------------
    Net loss on investments and interest rate swap             $     (8,142)
                                                               ------------
COST OF PREFERRED LEVERAGE
  Distributions to preferred stockholders                      $       (763)
                                                               ------------
  Net increase in net assets resulting
    from operations                                            $      3,430
                                                               ============

                     The accompanying notes are an integral
                      part of these financial statements.

The New America High Income Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS ENDED
                                                                             JUNE 30,        FOR THE YEAR ENDED
                                                                               2004             DECEMBER 31,
                                                                            (UNAUDITED)             2003
                                                                         ----------------    ------------------
FROM OPERATIONS: (Dollars in thousands, except per share amounts)
  Net investment income                                                  $         12,335    $           21,094
  Realized loss on investments, net                                                  (131)                 (122)
  Net swap settlement disbursements                                                (1,717)               (3,316)
  Change in net unrealized depreciation on investments and other
    financial instruments                                                          (6,294)               32,574
Distributions from net investment income related to preferred stock
  Dividends to preferred stockholders ($147 and $313 per
    preferred share in 2004 and 2003, respectively)                                  (763)               (1,330)
                                                                         ----------------    ------------------
    Net increase in net assets resulting from operations                 $          3,430    $           48,900
                                                                         ----------------    ------------------
FROM FUND SHARE AND AUCTION TERM PREFERRED STOCK TRANSACTIONS:
  Proceeds from rights offering (23,397,095 shares), net of
    $84 of offering costs in 2004 and $817 in 2003 (Note 9)              $            (84)   $           41,532
  Offering costs and sales load from sale of Auction Term
    Preferred Stock Series C (Note 4)                                                  --                  (658)
  Net asset value of 339,724 shares and 583,346 shares issued to common stockholders for reinvestment of dividends in 2004
    and 2003, respectively                                                            750                 1,213
                                                                         ----------------    ------------------
    Increase in net assets resulting from fund share transactions        $            666    $           42,087
                                                                         ----------------    ------------------
DISTRIBUTIONS TO COMMON STOCKHOLDERS:
    From net investment income ($.09 and $.22 per share in 2004
      and 2003, respectively)                                            $         (8,209)   $          (17,452)
                                                                         ----------------    ------------------
Total net increase (decrease) in net assets                              $         (4,113)   $           73,535
                                                                         ----------------    ------------------
NET ASSETS APPLICABLE TO COMMON STOCK:
  Beginning of period                                                    $        204,705    $          131,170
                                                                         ----------------    ------------------
  End of period (Including $2,865 and $570 of undistributed net investment income at June 30, 2004 and December 31, 2003,
    respectively)                                                        $        200,592    $          204,705
                                                                         ================    ==================

                     The accompanying notes are an integral
                       part of these financial statements.

                     The New America High Income Fund, Inc.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS
FOR EACH SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD

                                                      FOR THE
                                                     SIX MONTHS
                                                       ENDED
                                                      JUNE 30,
                                                        2004                    FOR THE YEARS ENDED DECEMBER 31,
                                                    (UNAUDITED)     2003 (b)      2002      2001 (c)      2000        1999
                                                    ------------    --------    --------    --------    --------    --------
NET ASSET VALUE:
  Beginning of period                               $       2.19    $   1.89    $   2.61    $   2.85    $   3.86    $   4.16
                                                    ------------    --------    --------    --------    --------    --------
NET INVESTMENT INCOME                                        .13         .26#        .37         .48         .60         .66
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  OTHER FINANCIAL INSTRUMENTS                               (.06)        .34        (.72)       (.24)      (1.00)       (.30)
DISTRIBUTIONS FROM NET INVESTMENT INCOME
  RELATED TO PREFERRED STOCK:                               (.03)       (.06)       (.08)       (.12)       (.18)       (.18)
                                                    ------------    --------    --------    --------    --------    --------
     TOTAL FROM INVESTMENT OPERATIONS                        .04         .54        (.43)        .12        (.58)        .18
                                                    ------------    --------    --------    --------    --------    --------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
  From net investment income                                (.09)       (.22)       (.29)       (.36)       (.43)       (.48)
                                                    ------------    --------    --------    --------    --------    --------
     TOTAL DISTRIBUTIONS                                    (.09)       (.22)       (.29)       (.36)       (.43)       (.48)
                                                    ------------    --------    --------    --------    --------    --------
Effect of rights offering and related expenses;
  and Auction Term Preferred Stock offering
  costs and sales load                                        --        (.02)         --          --          --          --
                                                    ------------    --------    --------    --------    --------    --------
NET ASSET VALUE:
  End of period                                     $       2.14    $   2.19    $   1.89    $   2.61    $   2.85    $   3.86
                                                    ============    ========    ========    ========    ========    ========
PER SHARE MARKET VALUE:
  End of period                                     $       1.94    $   2.16    $   2.01    $   2.64    $   2.63    $   3.13
                                                    ============    ========    ========    ========    ========    ========
TOTAL INVESTMENT RETURN+                                   (6.35)%     19.23%     (12.97)%     13.97%      (3.84)%    (16.92)%
                                                    ============    ========    ========    ========    ========    ========

                     The accompanying notes are an integral
                      part of these financial statements.

                                                      FOR THE
                                                     SIX MONTHS
                                                       ENDED
                                                      JUNE 30,
                                                        2004                       FOR THE YEARS ENDED DECEMBER 31,
                                                    (UNAUDITED)      2003 (b)       2002       2001 (c)       2000         1999
                                                    ------------    ---------    ---------    ---------    ---------    ---------
NET ASSETS, END OF PERIOD, APPLICABLE
  TO COMMON STOCK (a)                               $    200,592    $ 204,705    $ 131,170    $ 178,231    $ 191,928    $ 258,215
                                                    ============    =========    =========    =========    =========    =========
NET ASSETS, END OF PERIOD, APPLICABLE
  TO PREFERRED STOCK (a)                            $    130,000    $ 130,000    $ 100,000    $ 150,000    $ 160,000    $ 210,000
                                                    ============    =========    =========    =========    =========    =========
TOTAL NET ASSETS APPLICABLE
  TO COMMON AND PREFERRED STOCK,
  END OF PERIOD (a)                                 $    330,592    $ 334,705    $ 231,170    $ 328,231    $ 351,928    $ 468,215
                                                    ============    =========    =========    =========    =========    =========
EXPENSE RATIOS:
  Ratio of preferred and other leverage
     expenses to average net assets*                         .17%**       .16%         .18%         .17%         .19%         .18%
  Ratio of operating expenses to average
     net assets*                                            1.29%**      1.56%        1.46%        1.11%         .99%         .89%
                                                    ------------    ---------    ---------    ---------    ---------    ---------
RATIO OF TOTAL EXPENSES TO AVERAGE
  NET ASSETS*                                               1.46%**      1.72%        1.64%        1.28%        1.18%        1.07%
                                                    ============    =========    =========    =========    =========    =========
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS*                                      12.13%**     12.81%       16.48%       16.70%       17.46%       16.36%
RATIO OF TOTAL EXPENSES TO AVERAGE
  NET ASSETS APPLICABLE TO COMMON
  AND PREFERRED STOCK                                        .89%**      1.05%         .89%         .71%         .64%         .60%
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS APPLICABLE TO
  COMMON AND PREFERRED STOCK                                7.42%**      7.79%        8.91%        9.23%        9.41%        9.16%
PORTFOLIO TURNOVER RATE                                    43.46%      120.47%       82.47%       38.89%       45.58%       66.74%

(a)  Dollars in thousands.
(b) The Fund issued Series C ATP on October 17, 2003. The per share data and ratios for the year ended December 31, 2003 reflect this transaction.
(c) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities. This had no effect on net investment income per share and a $.01 increase to net realized and unrealized loss per share for the year ended December 31, 2001. The effect of this change increased the ratio of net investment income to average net assets from 16.29% to 16.70%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
  * Ratios calculated on the basis of expenses and net investment income applicable to the common shares relative to the average net assets of the common stockholders only. The expense ratio and net investment income ratio do not reflect the effect of dividend payments (including net swap settlement receipts/payments) to preferred stockholders.
 **  Annualized.
  # Calculation is based on average shares outstanding during the indicated period due to the per share effect of the Fund's August, 2003 rights offering.
  + Total investment return is calculated assuming a purchase of common stock at the current market value on the first day and a sale at the current market value on the last day of each year reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the dividend reinvestment plan. This calculation does not reflect brokerage commissions.

                     The accompanying notes are an integral
                      part of these financial statements.

                     The New America High Income Fund, Inc.

INFORMATION REGARDING SENIOR SECURITIES

                                           JUNE 30, 2004                             AS OF DECEMBER 31,
                                            (UNAUDITED)        2003           2002           2001           2000           1999
                                           -------------  -------------  -------------  -------------  -------------  -------------
TOTAL AMOUNT OUTSTANDING:
  Preferred Stock                          $ 130,000,000  $ 130,000,000  $ 100,000,000  $ 150,000,000  $ 160,000,000  $ 210,000,000

ASSET COVERAGE:
  Per Preferred Stock Share (1)            $      63,575  $      64,366  $      57,793  $      54,705  $      54,989  $      55,740

INVOLUNTARY LIQUIDATION PREFERENCE:
  Preferred Stock Share (2)                $      25,000  $      25,000  $      25,000  $      25,000  $      25,000  $      25,000

APPROXIMATE MARKET VALUE:
  Per Preferred Stock Share (2)            $      25,000  $      25,000  $      25,000  $      25,000  $      25,000  $      25,000

(1) Calculated by subtracting the Fund's total liabilities (not including the Preferred Stock) from the Fund's total assets and dividing such amount by the number of Preferred Shares outstanding.

(2)  Plus accumulated and unpaid dividends.

                     The accompanying notes are an integral
                      part of these financial statements.

                     The New America High Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

(1) SIGNIFICANT ACCOUNTING AND OTHER POLICIES

   The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders' capital through investment in a professionally managed, diversified portfolio of "high yield" fixed-income securities.

   The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

   See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

   The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

   The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

   (a) VALUATION OF INVESTMENTS--Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service or principal market maker. Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not readily available (primarily fixed-income corporate bonds and notes) are stated at fair value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, with a cost of approximately $7,214,000 and a value of $0, are valued in good faith at fair market value using methods determined by the Board of Directors.

   (b) INTEREST AND DIVIDEND INCOME--Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method for tax reporting purposes as required by federal income tax regulations. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

   (c) FEDERAL INCOME TAXES--It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders each year. Accordingly, no federal income tax provision is required.

(2) TAX MATTERS AND DISTRIBUTIONS

   At June 30, 2004, the total cost of securities (including temporary cash investments) for federal income tax purposes was approximately $331,612,000. Aggregate gross unrealized gain on securities in which there was an excess of value over tax cost was approximately $7,489,000. Aggregate unrealized loss on securities in which there was an excess of tax cost over value was approximately $11,443,000. Net unrealized loss on investments for tax purposes at June 30, 2004 was approximately $3,954,000.

   At December 31, 2003, the Fund had approximate capital loss carryovers available to offset future capital gains, if any, to the extent provided by regulations:

   CARRYOVER AVAILABLE             EXPIRATION DATE
   -------------------           ------------------
      $  35,581,000               December 31, 2007
         21,821,000               December 31, 2008
         67,043,000               December 31, 2009
         45,239,000               December 31, 2010
          7,387,000               December 31, 2011
      -------------
      $ 177,071,000
      =============

   It is the policy of the Fund to reduce future distributions of realized gains to shareholders to the extent of the unexpired capital loss carry forward.

   The tax character of distributions paid to common and preferred shareholders of approximately $18,782,000 in 2003 was from ordinary income.

   As of December 31, 2003, the components of distributable earnings on a tax basis were approximately:

Undistributed Net Investment Income         $      542,000
Undistributed Long-Term Gain                            --
Unrealized Gain                             $    4,649,000
Capital Losses Carry Forward
  and Post October Losses Deferred          $ (177,071,000)

   The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, accrued interest on defaulted bonds and amortization of swap termination payments.

   Distributions on common stock are declared based upon annual projections of the Fund's investment company taxable income. The Fund records all dividends and distributions payable to shareholders on the ex-dividend date and declares and distributes income dividends monthly.

   The Fund was required to amortize market discounts and premiums for financial reporting purposes beginning January 1, 2001. This new accounting policy results in additional interest income in some years and decreased interest income in others for financial reporting purposes only. The Fund does not amortize market discounts or premiums for tax purposes. Therefore, the additional or decreased interest income for financial reporting purposes does not result in additional or decreased common stock dividend income.

   The Fund has recorded several reclassifications in the capital accounts to present undistributed net investment income or accumulated net realized gains and losses on a tax basis, which is considered to be more informative to the shareholder. These reclassifications have no impact on the net asset value of the Fund.

(3) INVESTMENT ADVISORY AGREEMENT

   T. Rowe Price Associates, Inc. (T. Rowe Price), the Fund's Investment Advisor, earned approximately $574,000 in management fees during the six months ended June 30, 2004. Management fees paid by the Fund to T. Rowe Price were calculated at 0.50% on the first $50,000,000 of the Fund's average weekly net assets, 0.40% on the next $50 million and 0.30% on average weekly net assets in excess of $100 million. T. Rowe Price's fee is calculated based on assets attributable to the Fund's common and auction term preferred stock. At June 30, 2004, the fee payable to T. Rowe Price was approximately $93,000, which was included in accrued expenses on the accompanying statement of assets and liabilities.

(4) AUCTION TERM PREFERRED STOCK (ATP)

   On October 17, 2003, the Fund issued 1,200 shares of Series C ATP. The underwriting discount of $300,000 and offering expenses of $358,000 were recorded as a reduction of the capital in excess of par value on common stock.

   The Fund had 5,200 shares of ATP issued and outstanding at June 30, 2004. The ATP's dividends are cumulative at a rate determined at an auction, and dividend periods will typically be 28 days unless notice is given for periods to be longer or shorter than 28 days. Dividend rates ranged from 1.08% to 1.47% for the six months ended June 30, 2004. The average dividend rate as of June 30, 2004 was 1.41%.

   The ATP is redeemable, at the option of the Fund, or subject to mandatory redemption (if the Fund is in default of certain coverage requirements) at a redemption price equal to $25,000 per share plus accumulated and unpaid dividends. The ATP has a liquidation preference of $25,000 per share plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverages with respect to the ATP under the Fund's Charter and the 1940 Act in order to maintain the Fund's Aaa/AAA ratings by Moody's Investors Service, Inc. and Fitch, Inc., respectively.

(5) ATP AUCTION-RELATED MATTERS

   Bankers Trust Company (BTC) serves as the ATP's auction agent pursuant to an agreement entered into on January 4, 1994. The term of the agreement is unlimited and may be terminated by either party. BTC may resign upon notice to the Fund, such resignation to be effective on the earlier of the 90th day after the delivery of such notice and the date on which a successor auction agent is appointed by the Fund. The Fund may also replace BTC as auction agent at any time.

   After each auction, BTC as auction agent will pay to each broker-dealer, from funds provided by the Fund, a maximum service charge at the annual rate of 0.25 of 1% or such other percentage subsequently agreed to by the Fund and the broker-dealers, of the purchase price of shares placed by such broker-dealers at such auction. In the event an auction scheduled to occur on an auction date fails to occur for any reason, the broker-dealers will be entitled to service charges as if the auction had occurred and all holders of shares placed by them had submitted valid hold orders. The Fund incurred approximately $158,000 for service charges for the six month period ended June 30, 2004. This amount is included under the caption preferred and auction fees in the accompanying statement of operations.

(6) INTEREST RATE SWAPS

   The Fund entered into an interest payment swap arrangement with Fleet Bank (Fleet) for the purpose of partially hedging its dividend payment obligations with respect to the ATP. Pursuant to the Swap Arrangement the Fund makes payments to Fleet on a monthly basis at a fixed annual rate. In exchange for such payment Fleet makes payments to the Fund on a monthly basis at a variable rate determined with reference to one month LIBOR. The variable rates ranged from 1.09% to 1.17% for the six months ended June 30, 2004. The effective date, notional amount, maturity and fixed rate of the swap is as follows:

                 NOTIONAL                             FIXED
EFFECTIVE        CONTRACT                            ANNUAL
  DATE            AMOUNT            MATURITY          RATE
---------     -------------         --------         -------
 10/1/01      $ 100 million          10/1/06            4.50%

   Swap transactions, which involve future settlement, give rise to credit risk. Credit risk is the amount of loss the Fund would incur in the event counterparties failed to perform according to the terms of the contractual commitments. In the event of nonperformance by the counterparty, the Fund's dividend payment obligation with respect to the ATP would no longer be partially hedged. Therefore, the ATP dividend would no longer be partially fixed. In an unfavorable interest rate environment, the Fund would be subject to higher net ATP dividend payments, resulting in less income available for the common share dividend. The Fund does not anticipate nonperformance by any counterparty. While notional contract amounts are used to express the volume of interest rate swap agreements, the amounts potentially subject to credit risk, in the event of nonperformance by counterparties, are substantially smaller.

   The Fund recognizes all freestanding derivative instruments in the balance sheet as either assets or liabilities and measures them at fair value. Any change in the unrealized gain or loss is recorded in current earnings. For the six months ended June 30, 2004, the Fund's obligations under the swap agreements were more than the amount received from Fleet by approximately $1,717,000 and such amount is included in the accompanying statement of operations.

   The estimated fair value of the interest rate swap agreement at June 30, 2004 amounted to approximately $2,917,000 of unrealized loss and is presented in the accompanying balance sheet.

(7) PURCHASES AND SALES OF SECURITIES

   Purchases and proceeds of sales or maturities of long-term securities during the six months ended June 30, 2004 were approximately:

Purchases of securities                       $ 140,876,000
Sales of securities                           $ 139,309,000

(8) RELATED PARTY TRANSACTIONS

   A partner of Goodwin Procter LLP, counsel to the Fund, serves as a Director of the Fund. Fees earned by Goodwin Procter LLP amounted to approximately $108,000 for the six months ended June 30, 2004.

   The Fund paid approximately $131,000 during the six months ended June 30, 2004 to two officers of the Fund for the provision of certain administrative services.

(9) RIGHTS OFFERING

   The Fund issued to stockholders of record as of the close of business on July 21, 2003, rights to subscribe for an aggregate of 23,397,095 shares of common stock, $.01 par value per share, of the Fund. One right was issued for each three full shares of common stock beneficially held on the record date. The rights entitled a stockholder to acquire at the subscription price of $1.81 per share one share for each right held. The subscription price was 94% of the average of the last reported sales price of the Fund's Common Stock on the New York Stock Exchange on August 18, 2003, the expiration date and the nine preceding business days. On August 22, 2003 the Fund completed its rights offering. Proceeds of approximately $42,349,000 and shares of 23,397,095 were recorded. In addition the deferred offering expense of approximately $817,000 was netted against the rights offering proceeds in 2003 and $84,000 in 2004.

COMMON AND AUCTION TERM PREFERRED STOCK TRANSACTIONS

From time to time in the future, the Fund may effect redemptions and/or repurchases of its ATP as provided in the applicable constituent instruments or as agreed upon by the Fund and sellers. The Fund intends to effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements.

The Fund may purchase shares of its Common Stock in the open market when the Common Stock trades at a discount to net asset value or at other times if the Fund determines such purchases are in the best interest of its stockholders. There can be no assurance that the Fund will take such action in the event of a market discount to net asset value or that Fund purchases will reduce a discount.

                     The New America High Income Fund, Inc.

DIRECTORS
Robert F. Birch
Joseph L. Bower
Richard E. Floor
Bernard J. Korman
Ernest E. Monrad

OFFICERS
Robert F. Birch - President
Ellen E. Terry - Vice President, Treasurer
Richard E. Floor - Secretary

INVESTMENT ADVISOR
T. Rowe Price Associates, Inc.
100 E. Pratt Street
Baltimore, Maryland 21202

ADMINISTRATOR
The New America High Income Fund, Inc.
33 Broad Street
Boston, MA 02109
(617) 263-6400

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

TRANSFER AGENT
EquiServe Trust Company N.A.
P.O. Box 43011
Providence, RI 02940-3011
(617) 328-5000 ext. 6406
(800) 426-5523

Listed: NYSE
Symbol: HYB
Web site: www.newamerica-hyb.com

EquiServe Trust Company N.A.
P.O. Box 43011
Providence, RI 02940-3011


3709-SAR-04

ITEM 2-ITEM 9  Not applicable

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The Fund's principal executive officer and principal financial officer concluded that the Fund disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) provide reasonable assurances that information required to be disclosed by the Fund on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Fund in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Fund's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure, based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund's first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) not applicable.

     (a)(2) The certifications required by Rule 30a-2(a) under the 1940 Act.

     (a)(3) Not applicable.

     (b)    The certifications required by Rule 30a-2(b) under the 1940 Act.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                        The New America High Income Fund, Inc.



                                        By: /s/ Robert F. Birch
                                            ------------------------------------
                                        Name:  Robert F. Birch
                                        Title: President and Director
                                        Date:  September 3, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: /s/ Robert F. Birch
                                            ------------------------------------
                                        Name:  Robert F. Birch
                                        Title: President
                                        Date:  September 3, 2004


                                        By: /s/ Ellen E. Terry
                                            ------------------------------------
                                        Name:  Ellen E. Terry
                                        Title: Treasurer
                                        Date:  September 3, 2004

                                       5